Fees Summary	Mar. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,587,500,000
Previously Paid Amount	0
Total Fee Amount	396,146.25
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,587,500,000.
Net Fee	$ 396,146.25
Narrative - Max Aggregate Offering Price	$ 2,587,500,000
Final Prospectus	true